UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8644

The Coventry Funds Trust
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH			43219
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders.

Fifth Third

Quality Growth VIP Fund

The Fund's six month return as of June 30, 2007 was 9.89%. The Fund's 1 Year, 5 year and since inception average annual total returns as of June 30, 2007 were 17.75%, 7.31%, and -1.14%, respectively. The returns quoted assume the reinvestment of dividends and capital gains distributions.

Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The chart represents the historical performance of a hypothetical investment of $10,000 in the Fifth Third Quality Growth VIP Fund from 1/26/01 to 6/30/07 versus a similar investment in the Fund's benchmarks. The returns include Fund level expenses, but exclude insurance contract charges.

During the period shown, the Advisor, Administrator and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

The Fund's performance is measured against the Standard & Poor's 500® Stock Index ("S&P 500® Index") and the Russell 1000® Growth Index. The S&P 500® Index is generally representative of the U.S. stock market as a whole. The Russell 1000® Growth Index measures the performance of 1,000 securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The S&P 500® Index and the Russell 1000® Growth Index are unmanaged indices and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

Q.How did the Fund perform during the six month period ended June 30, 2007?

The Fund advanced 9.89%, while its benchmark, the Russell 1000® Growth Index, gained 8.13%. The Fund's secondary benchmark, the S&P 500 Index, returned 6.96%.

Q.What factors affected the Fund's performance during the period?

The broader global economy continued to move forward during the period – led by China, India and other emerging countries – while the U.S. economy slowed. Additionally, core U.S. inflation readings remained stubbornly above the Federal Reserve's comfort zone. While the ultimate impact of rising gasoline and food prices on consumer confidence remains to be seen, overall global economic strength generally supported corporate profits, especially among large, multinational companies.

For much of the period, equity investors focused on the benefits from strong overseas growth and a weak U.S. dollar, which sparked U.S. exports and corporate profits. A late rise, however, in U.S. bond yields – 10-year Treasury yields passed the long-term resistance level of 5% in June – led to some weakness in stocks, especially those exposed to the financial, retail and struggling housing industries.1

Within the Fund, broad-based portfolio strength accounted for outperformance versus the benchmark. The top contributing sector was consumer discretionary, where an underweight position proved beneficial amid growing concerns over weakening consumer trends. The Fund also profited from effective stock selection among fast food restaurants, auto part manufacturers and high end retailers.1

Superior stock selection in the energy and materials sectors also helped produce gains, as did a slight overweight position in energy, the best performing sector during the period.1

Diminishing returns were the Fund's lack of exposure to the utilities sector, which was strong early in the year, and select positions within the consumer staples sector, which lagged the benchmark.1

By the period's end, the weighted average market capitalization of the Fund had increased to approximately $70 billion – in line with its benchmark.

1  Portfolio composition subject to change.

Investment Risk Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Fifth Third

Balanced VIP Fund

The Fund's six month return as of June 30, 2007 was 4.99%. The Fund's 1 Year and since inception average annual total returns as of June 30, 2007 were 14.49%, and 8.15%, respectively. The returns quoted assume the reinvestment of dividends and capital gains distributions.

Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The chart represents the historical performance of a hypothetical investment of $10,000 in the Fifth Third Balanced VIP Fund from 7/15/02 to 6/30/07 versus a similar investment in the Fund's benchmarks. The returns include Fund level expenses, but exclude insurance contract charges.

During the period shown, the Advisor, Administrator and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

The Fund's performance is measured against the Standard & Poor's 500® Stock Index ("S&P 500® Index") and the Lehman Brothers Aggregate Bond Index. The S&P 500® Index is generally representative of the U.S. stock market as a whole. The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least one year to final maturity. The S&P 500® Index and Lehman Brothers Aggregate Bond Index are unmanaged indices and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

Q.How did the Fund perform during the six month period ended June 30, 2007?

The Fund gained 4.99% compared to the 4.58% advance posted by its benchmark, a hypothetical composite stock and bond index consisting of the S&P 500® Index and the Lehman Brothers Aggregate Bond Index. Separately, the S&P 500 Index advanced 6.96% and the Lehman Brothers Aggregate Bond Index posted a 0.98% return.

Q.What factors affected the Fund's performance during the period?

Robust economic activity in nearly every corner of the world–aside from the U.S., where first quarter GDP growth fell to 0.7%–drove commodity markets higher during the period. Led by oil and metals such as steel and copper, increased raw material prices provided a tailwind to the energy and materials sectors. Meanwhile, as the yield on 10-year U.S. treasury bonds advanced past the 5.0% level, interest rate sensitive sectors faltered.

Accordingly, the equity position of the Fund benefited from overweight exposure, relative to the benchmark, in the energy and materials sectors. More specifically, oilfield service stocks aided the energy stake while industrial gas concerns boosted the materials position. Elsewhere, solid gains from insurance stocks contributed to financial sector performance and auto parts manufacturers, fast food restaurants and retailers propelled the Fund's consumer discretionary stake.1

Detracting from returns were underperforming holdings within the information technology sector and healthcare exposure that sagged amid regulatory and safety concerns surrounding select positions.1

Within the fixed income portion of the Fund, a short duration strategy, which softens the impact of rising long-term interest rates, proved advantageous as yields on 10-year Treasuries climbed about 0.50% during the period.1

The Fund's conservative profile also enhanced returns as investors flocked from mortgage-backed securities, which sagged amid sub-prime mortgage concerns, and sought safety in government agency issues. Holding an overweight stake in agency bonds and an underweight exposure to mortgage market, the Fund benefited as a result.1

Modestly detracting from performance was an underweight position in corporate bonds, which performed well during the period.1

1  Portfolio composition subject to change.

Investment Risk Considerations

Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

Fifth Third

Mid Cap VIP Fund

The Fund's six month return as of June 30, 2007 was 13.25%. The Fund's 1 Year and since inception average annual total returns as of June 30, 2007 were 17.44%, and 16.52%, respectively. The returns quoted assume the reinvestment of dividends and capital gains distributions.

Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The chart represents the historical performance of a hypothetical investment of $10,000 in the Fifth Third Mid Cap VIP Fund from 7/15/02 to 6/30/07 versus a similar investment in the Fund's benchmarks. The returns include Fund level expenses, but exclude insurance contract charges.

During the period shown, the Advisor, Administrator and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

The Fund's performance is measured against the Russell MidCap® Index and the Russell MidCap® Growth Index. The Russell MidCap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market value of the Russell 1000® Index. The Russell MidCap® Growth Index measures the performance of those securities found in the Russell MidCap universe with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. The Russell MidCap® Index and the Russell MidCap® Growth Index are unmanaged indices and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

Q.How did the Fund perform during the six month period ended June 30, 2007?

The Fund advanced 13.25%, compared to its primary benchmark, the Russell MidCap® Growth Index, which returned 10.97%, and its secondary benchmark, the Russell MidCap® Index, which returned 9.90%.

Q.What factors affected the Fund's performance during the period?

The U.S. economy slowed through the first quarter of the year, resulting in an anemic 0.7% expansion in the GDP. Datapoints showed some recovery through the second quarter, however, as economic activity appeared to re-accelerate. Interestingly, this occurred at the same time energy prices climbed and interest rates ratcheted higher.

Mirroring the macroeconomic picture, stock prices were generally sluggish during the first three months of the year and gained impressively through the spring months. Strong merger and acquisition activity helped fuel the rally. Overall, mid cap stocks topped large and small cap equities, while growth stocks ended a long run of outperformance by value stocks.

Within the Fund, strong stock selection across the board fueled outperformance. All but two sectors outgained the primary benchmark and five posted a significant relative edge.1

Leaders included the healthcare sector, where acquisition offers lifted two holdings and the Fund benefited from an underweight exposure to the pharmaceutical group, which was weak. Specialty retail holdings aided the Fund's consumer discretionary performance, as did the lack of exposure to the weak performing household durables industry. The gains, however, were offset somewhat by a lack of exposure to the strong performing Internet and catalog retailers group.1

Other gainers included energy, where rising oil prices helped oilfield equipment and exploration and production holdings, and materials, which received a large boost from investments in the construction materials space.1

Lagging stock picks and a modest overweight led to underperformance by the Fund's information technology (IT) holdings, while an absence of utilities stocks, which performed reasonably well, also weighed on returns.1

Over the course of the period, the Fund added to its consumer discretionary and energy exposure while trimming from IT and healthcare names.1

1  Portfolio composition subject to change.

Investment Risk Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Mid capitalization stocks typically carry additional risk, since smaller companies generally have higher risk of failure and, historically, their stocks have experienced a greater degree of volatility.

Fifth Third

Disciplined Value VIP Fund

The Fund's six month return as of June 30, 2007 was 7.59%. The Fund's 1 Year and since inception average annual total returns as of June 30, 2007 were 21.97%, and 16.67%, respectively. The returns quoted assume the reinvestment of dividends and capital gains distributions.

Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The chart represents the historical performance of a hypothetical investment of $10,000 in the Fifth Third Disciplined Value VIP Fund from 7/15/02 to 6/30/07 versus a similar investment in the Fund's benchmark. The returns include Fund level expenses, but exclude insurance contract charges.

During the period shown, the Advisor, Administrator and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distribution or the redemption of fund shares.

The Fund's performance is measured against the Russell 1000® Value Index. The Russell 1000® Value Index is an unmanaged index that measures performance of 1,000 securities found in the Russell universe with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

Q.How did the Fund perform during the six month period ended June 30, 2007?

The Fund returned 7.59% versus the 6.23% return posted by its benchmark, the Russell 1000 Value Index.

Q.What factors affected the Fund's performance during the period?

Despite an increase in interest rates during the six-month period, the Standard & Poor's 500 Index returned nearly 7% as growth stocks modestly outperformed value stocks. In part because merger and acquisition activity has tended to concentrate on medium sized companies, mid cap stocks outperformed both large cap and small caps stocks.

Although risk awareness rose markedly in June after the near-collapse of two Bear Stearns hedge funds, lower quality, high beta stocks generally outperformed higher quality, low beta stocks for the period. The best performing sectors in the Russell 1000 Value Index were materials, telecommunication services, energy and industrials. The worst performing sectors in the benchmark were financials, consumer staples and consumer discretionary.

Against this backdrop, the largest contribution to the Fund's relative performance came from sector allocation – the decision to overweight or underweight a particular sector versus the benchmark. Given the concerns over sub-prime mortgage lending and the direction of interest rates, the Fund's underweight to the financials sector, notably to banks and real estate investments trusts, provided a boost to relative performance. In addition, an overweight in industrials, which outperformed as overseas economic activity continued to accelerate, enhanced returns.1

Stock selection was also additive. Most notably, strength in insurers and the avoidance of sub-prime lending exposure contributed to relative gains.1

Adverse stock selection in the consumer discretionary and healthcare sectors hindered relative performance. The Fund's emphasis on larger market capitalization companies also proved counter-productive, as did a below-benchmark beta and a fractional cash position in the rising market.1

1  Portfolio composition subject to change.

Investment Risk Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Fifth Third Quality Growth VIP Fund

Schedule of Portfolio Investments
June 30, 2007 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS — (98.1%)
7,000	Abbott Laboratories	$374,850
7,900	Accenture Ltd., Class A	338,831
8,800	Alberto-Culver Co.	208,736
2,750	Apple Computer, Inc. *	335,610
8,100	AT&T, Inc.	336,150
7,900	Baxter International, Inc.	445,086
4,300	Biogen Idec, Inc. *	230,050
3,050	Boeing Co.	293,288
8,012	Burger King Holdings, Inc.	211,036
3,625	Caterpillar, Inc.	283,837
4,000	Celgene Corp. *	229,320
4,200	Chevron Corp.	353,808
2,500	Chipotle Mexican Grill, Inc., Class A *	213,200
14,000	Cisco Systems, Inc. *	389,900
6,400	Coach, Inc. *	303,296
4,400	Colgate-Palmolive Co.	285,340
3,600	Danaher Corp.	271,800
10,000	Dell, Inc. *	285,500
3,425	Devon Energy Corp.	268,143
6,025	Ebay, Inc. *	193,885
16,000	EMC Corp. *	289,600
6,800	Emerson Electric Co.	318,240
1,800	Fluor Corp.	200,466
2,550	Franklin Resources, Inc.	337,798
9,500	Gilead Sciences, Inc. *	368,315
700	Google Inc., Class A *	366,366
5,500	Hewlett-Packard Co.	245,410
4,600	Honeywell International, Inc.	258,888
5,500	Illinois Tool Works, Inc.	298,045
17,000	Intel Corp.	403,920
4,000	International Business Machines Corp.	421,000
5,500	ITT Corp.	375,540
4,525	Johnson & Johnson	278,831
3,100	Johnson Controls, Inc.	358,887
6,300	Kellogg Co.	326,277
9,550	Kroger Co.	268,642
4,600	Lincoln National Corp.	326,370
3,300	Manpower, Inc.	304,392
8,200	McDonald's Corp.	416,232
6,625	Merck & Co., Inc.	329,925
20,000	Microsoft Corp.	589,400
5,500	Monsanto Co.	371,470
3,925	Morgan Stanley	329,229
3,400	National-Oilwell Varco, Inc. *	354,416
4,600	Northern Trust Corp.	295,504
11,700	Oracle Corp. *	230,607
5,825	PepsiCo, Inc.	377,751
6,165	Pilgrim's Pride Corp.	235,318
4,775	Praxair, Inc.	343,752
3,800	Procter & Gamble Co.	232,522
6,000	QUALCOMM, Inc.	260,340
4,000	Roper Industries, Inc.	228,400
4,175	Schlumberger Ltd.	354,624
6,973	Stericycle, Inc. *	310,020
5,000	T. Rowe Price Group, Inc.	259,450
1,500	Teleflex, Inc.	122,670

Shares	Security Description	Value
8,000	Texas Instruments, Inc.	$301,040
6,800	Thermo Electron Corp. *	351,696
2,900	Transocean, Inc. *	307,342
4,700	United Technologies Corp.	333,371
5,400	Varian Semiconductor Equipment Associates, Inc. *	216,324
4,275	Waters Corp. *	253,764
4,400	Zimmer Holdings, Inc. *	373,516
	Total Common Stocks	19,377,336
MONEY MARKET FUNDS — (2.8%)
277,081	Dreyfus Cash Management Money Market Fund	277,081
277,148	Federated Prime Value Obligations Money Market Fund	277,148
	Total Money Market Funds	554,229
Total Investments (Cost $16,884,276) (a) — 100.9%		19,931,565
Liabilities in excess of other assets — (0.9)%		(172,782)
NET ASSETS — 100.0%		$19,758,783

(a)  Represents cost for financial reporting purposes.

*  Non-income producing security

See notes to financial statements.

Fifth Third Balanced VIP Fund

Schedule of Portfolio Investments
June 30, 2007 (Unaudited)

Shares or Principal Amount	Security Description	Value
COMMON STOCKS — (66.3%)
86	3M Co.	$7,464
458	Abbott Laboratories	24,526
520	Air Products and Chemicals, Inc.	41,792
492	American International Group, Inc.	34,455
1,188	AT&T, Inc.	49,302
953	Automatic Data Processing, Inc.	46,192
678	Bank of New York Co., Inc.	28,096
710	Charles Schwab Corp. (The)	14,569
1,295	Cisco Systems, Inc. *	36,066
525	Citigroup, Inc.	26,927
731	Coca-Cola Co.	38,239
192	ConocoPhillips	15,072
509	Duke Energy Corp.	9,315
637	E. I. du Pont de Nemours & Co.	32,385
700	Emerson Electric Co.	32,760
165	EOG Resources, Inc.	12,055
814	Exxon Mobil Corp.	68,278
204	FPL Group, Inc.	11,575
1,063	General Electric Co.	40,692
270	Genworth Financial, Inc., Class A	9,288
904	Home Depot, Inc.	35,572
565	Honeywell International, Inc.	31,798
1,054	J.P. Morgan Chase & Co.	51,066
359	Johnson & Johnson	22,122
267	Kellogg Co.	13,828
371	Lehman Brothers Holdings, Inc.	27,647
371	McDonald's Corp.	18,832
430	Merck & Co., Inc.	21,414
546	Microchip Technology, Inc.	20,224
946	Microsoft Corp.	27,879
429	Novartis AG ADR	24,054
328	Omnicom Group, Inc.	17,358
1,232	Oracle Corp. *	24,283
397	PepsiCo, Inc.	25,745
265	Praxair, Inc.	19,077
692	Procter & Gamble Co.	42,343
450	Prudential Financial, Inc.	43,753
288	Questar Corp.	15,221
487	Schlumberger Ltd.	41,366
897	Synovus Financial Corp.	27,538
572	Target Corp.	36,379
631	Texas Instruments, Inc.	23,745
1,194	TJX Companies, Inc.	32,835
584	United Technologies Corp.	41,423
410	Weatherford International Ltd. *	22,648
653	Wells Fargo & Co.	22,966
646	Wyeth	37,042
344	Zimmer Holdings, Inc. *	29,202
	Total Common Stocks	1,376,408
U.S. GOVERNMENT AGENCY — (26.6%)
	Fannie Mae
$30,000	5.75%, 2/15/08	30,065
75,000	6.63%, 9/15/09 – 11/15/10	77,908
25,000	5.50%, 3/15/11	25,213
50,000	5.13%, 1/2/14	48,853
50,000	4.13%, 4/15/14	46,479
30,000	5.00%, 2/13/17	29,022
20,000	7.25%, 5/15/30	24,147

Shares or Principal Amount	Security Description	Value
	Federal Home Loan Bank
$25,000	4.63%, 2/15/12	$24,349
25,000	3.88%, 6/14/13	23,134
30,000	7.13%, 2/15/30	35,868
	Freddie Mac
35,000	2.75%, 3/15/08	34,377
50,000	3.63%, 9/15/08	49,049
50,000	3.38%, 4/15/09	48,448
30,000	6.00%, 6/15/11	30,797
25,000	5.13%, 7/15/12	24,859
	Total U.S. Government	552,568
U.S. TREASURY OBLIGATIONS — (5.7%)
	U.S. Treasury Note
90,000	4.50%, 5/15/10 — 5/15/17	87,133
5,000	6.13%, 11/15/27	5,573
25,000	5.38%, 2/15/31	25,672
	Total U.S. Treasury Obligations	118,378
MONEY MARKET FUNDS — (1.4%)
15,837	Dreyfus Cash Management Money Market Fund	15,837
12,476	Federated Prime Value Obligations Money Market Fund	12,476
	Total Money Market Funds	28,313
Total Investments (Cost $1,803,387) (a) — 100.0%		2,075,667
Liabilities in excess of other assets — 0.0%		(168)
NET ASSETS — 100.0%		$2,075,499

(a)  Represents cost for financial reporting purposes.

*  Non-income producing security

ADR — American Depository Receipt

See notes to financial statements.

Fifth Third Mid Cap VIP Fund

Schedule of Portfolio Investments
June 30, 2007 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS — (97.2%)
4,525	Abercrombie & Fitch Co., Class A	$330,234
10,300	Activision, Inc. *	192,301
3,700	Allegheny Technologies, Inc.	388,056
3,510	Allergan, Inc.	202,316
3,100	Alliance Data Systems Corp. *	239,568
8,300	Amdocs Ltd. *	330,506
4,100	Autodesk, Inc. *	193,028
5,600	C.H. Robinson Worldwide, Inc.	294,112
2,200	C.R. Bard, Inc.	181,786
15,600	Cadence Design Systems, Inc. *	342,576
11,500	CapitalSource, Inc.	282,785
10,400	Carters, Inc. *	269,776
3,500	Children's Place Retail Stores, Inc. *	180,740
4,280	Coach, Inc. *	202,829
2,000	Cognizant Technology Solutions Corp. *	150,180
12,750	Coldwater Creek, Inc. *	296,182
7,000	Complete Production Services, Inc. *	180,950
4,300	Covance, Inc. *	294,808
4,000	Coventry Health Care, Inc. *	230,600
6,800	Cytyc Corp. *	293,148
6,600	DaVita, Inc. *	355,608
7,200	E*TRADE Financial Corp. *	159,048
5,800	Electronic Arts, Inc. *	274,456
6,810	Express Scripts, Inc. *	340,568
4,875	GEN-Probe, Inc. *	294,547
3,331	GlobalSantaFe Corp.	240,665
9,140	Guess?, Inc.	439,086
6,700	Herbalife Ltd.	265,655
7,000	IDEX Corp.	269,780
6,700	International Game Technology	265,990
7,700	Intersil Corp., Class A	242,242
5,700	Intuit, Inc. *	171,456
4,200	ITT Corp.	286,776
3,300	J.C. Penney Co., Inc.	238,854
2,700	Jones Lang LaSalle, Inc.	306,450
6,575	Joy Global, Inc.	383,520
4,000	Laureate Education, Inc. *	246,640
4,600	Manpower, Inc.	424,304
6,800	Marriott International, Inc., Class A	294,032
2,600	Martin Marietta Materials, Inc.	421,252
9,100	Maxim Integrated Products, Inc.	304,031
3,460	MICROS Systems, Inc. *	188,224
5,500	Nabors Industries Ltd. *	183,590
11,900	National Semiconductor Corp.	336,413
5,400	National-Oilwell Varco, Inc. *	562,896
4,600	Network Appliance, Inc. *	134,320
6,100	NII Holdings, Inc. *	492,514
2,500	NVIDIA Corp. *	103,275
7,250	Pharmaceutical Product Development, Inc.	277,458
3,200	Polo Ralph Lauren Corp.	313,952
4,200	Precision Castparts Corp.	509,712
5,200	ProAssurance Corp. *	289,484
9,950	Psychiatric Solutions, Inc. *	360,787
11,000	QLogic Corp. *	183,150
7,150	Respironics, Inc. *	304,518
8,700	Scientific Games Corp., Class A *	304,065

Shares	Security Description	Value
6,800	Spirit Aerosystems Holding Inc., Class A *	$245,140
3,550	Starwood Hotels & Resorts Worldwide, Inc.	238,099
7,808	Stericycle, Inc. *	347,144
8,000	T. Rowe Price Group, Inc.	415,120
10,675	Time Warner Telecom, Inc., Class A *	214,568
4,400	Tractor Supply Co. *	229,020
4,450	Ultra Petroleum Corp. *	245,818
7,200	Urban Outfitters, Inc. *	173,016
5,840	VCA Antech, Inc. *	220,110
5,300	WESCO International, Inc. *	320,385
1,600	XTO Energy, Inc.	96,160
1,100	Zions Bancorp	84,601
	Total Common Stocks	18,674,980
MONEY MARKET FUNDS — (0.4%)
55,151	Dreyfus Cash Management Money Market Fund	55,151
27,226	Federated Prime Value Obligations Money Market Fund	27,226
	Total Money Market Funds	82,377
Total Investments (Cost $13,519,887) (a) — 97.6%		18,757,357
Other assets in excess of liabilities — 2.4%		453,152
NET ASSETS — 100.0%		$19,210,509

(a)  Represents cost for financial reporting purposes.

*  Non-income producing security

See notes to financial statements.

Fifth Third Disciplined Value VIP Fund

Schedule of Portfolio Investments
June 30, 2007 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS — (97.0%)
4,500	3M Co.	$390,555
7,424	Abbott Laboratories	397,555
12,133	Alcoa, Inc.	491,750
7,932	Allstate Corp.	487,897
11,640	Altria Group, Inc.	816,430
9,299	American International Group, Inc.	651,209
5,511	Anheuser-Busch Cos., Inc.	287,454
18,200	Applied Materials, Inc.	361,634
28,047	AT&T, Inc.	1,163,950
2,412	Avery Dennison Corp.	160,350
20,104	Bank of America Corp.	982,885
16,500	Bank of New York Co., Inc.	683,760
6,200	Carnival Corp., Class A	302,374
3,154	Caterpillar, Inc.	246,958
11,469	Chevron Corp.	966,149
2,006	CIT Group, Inc.	109,989
8,792	Citigroup, Inc.	450,942
3,420	Computer Sciences Corp. *	202,293
7,516	ConAgra, Inc.	201,880
13,112	ConocoPhillips	1,029,292
4,208	CVS Corp.	153,382
12,875	Dow Chemical Co.	569,333
6,993	Duke Energy Corp.	127,972
2,840	E. I. du Pont de Nemours & Co.	144,386
5,501	Edison International	308,716
2,560	Eli Lilly & Co.	143,053
9,552	Exxon Mobil Corp.	801,222
6,731	Fiserv, Inc. *	382,321
3,362	Fortune Brands, Inc.	276,928
3,441	FPL Group, Inc.	195,242
7,655	Gannett Co., Inc.	420,642
20,790	General Electric Co.	795,841
8,674	Halliburton Co.	299,253
5,918	Hartford Financial Services Group, Inc.	582,982
5,550	Honeywell International, Inc.	312,354
25,100	Intel Corp.	596,376
2,525	International Business Machines Corp.	265,756
22,125	J.P. Morgan Chase & Co.	1,071,956
12,997	Johnson & Johnson	800,875
2,092	KBR, Inc. *	54,873
9,029	Kraft Foods, Inc., Class A	318,272
10,144	Marathon Oil Corp.	608,234
3,952	McDonald's Corp.	200,604
5,138	Medco Health Solutions, Inc. *	400,713
3,478	Merrill Lynch & Co., Inc.	290,691
15,500	MetLife, Inc.	999,440
2,926	Morgan Stanley	245,433
12,339	National City Corp.	411,135
1,744	Northrop Grumman Corp.	135,805
2,608	Parker Hannifin Corp.	255,349
27,017	Pfizer, Inc.	690,825
2,875	Pinnacle West Capital Corp.	114,569
8,366	Pitney Bowes, Inc.	391,696
6,814	R.R. Donnelley & Sons Co.	296,477
5,927	Spectra Energy Corp.	153,865
5,800	Sprint Nextel Corp.	120,118

Shares	Security Description	Value
3,438	Sunoco, Inc.	$273,940
9,275	SunTrust Banks, Inc.	795,238
1,900	The Black & Decker Corp.	167,789
9,000	Time Warner, Inc.	189,360
12,064	TJX Companies, Inc.	331,760
5,009	United Technologies Corp.	355,288
2,879	Unitedhealth Group, Inc.	147,232
4,761	UST, Inc.	255,713
15,729	Verizon Communications, Inc.	647,563
5,130	Wal-Mart Stores, Inc.	246,804
8,401	Windstream Corp.	123,999
	Total Common Stocks	27,856,681
MONEY MARKET FUNDS — (3.0%)
450,960	Dreyfus Cash Management Money Market Fund	450,960
403,766	Federated Prime Value Obligations Money Market Fund	403,766
	Total Money Market Funds	854,726
Total Investments (Cost $23,362,789) (a) — 100.0%		28,711,407
Liabilities in excess of other assets — 0.0%		(10,590)
NET ASSETS — 100.0%		$28,700,817

(a)  Represents cost for financial reporting purposes.

*  Non-income producing security

See notes to financial statements.

Fifth Third Variable Insurance Fund

Notes to Schedules of Portfolio Investments
June 30, 2007 (Unaudited)

The cost basis of investments for financial reporting purposes at June 30, 2007 was as follows:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Quality Growth VIP Fund	$16,884,276	$3,155,921	$(112,657)	$3,043,264
Balanced VIP Fund	1,803,387	278,348	(12,171)	266,177
Mid Cap VIP Fund	13,519,887	5,475,441	(237,971)	5,237,470
Disciplined Value VIP Fund	23,362,789	5,542,921	(182,732)	5,342,189

The investment concentrations for the Funds as a percentage of net assets, by industry, as of June 30, 2007, were as follows:

	Quality Growth VIP Fund	Balanced VIP Fund	Mid Cap VIP Fund	Disciplined Value VIP Fund
Advertising	—	0.84%	—	—
Aerospace/Defense	3.17%	2.00%	1.28%	1.71%
Agriculture	—	—	—	0.89%
Apparel	1.53%	—	6.38%	—
Auto Manufacturers	1.82%	—	—	—
Banks	1.50%	4.49%	3.79%	10.01%
Beverages	1.91%	3.08%	—	1.00%
Building Materials	—	1.71%	—	—
Cash Equivalents	2.80%	1.36%	0.43%	2.98%
Chemicals	3.62%	4.49%	—	2.49%
Commercial Services	4.81%	—	6.18%	1.03%
Computers	7.91%	—	2.57%	2.96%
Cosmetics/Personal Care	3.68%	2.04%	—	—
Distribution/Wholesale	1.28%	—	1.67%	—
Diversified Financial Services	2.98%	5.09%	2.99%	7.56%
Electric	—	1.01%	—	2.60%
Electrical Components & Equipment	1.61%	1.58%	—	—
Electronics	1.78%	—	—	0.89%
Engineering & Construction	1.01%	—	—	0.19%
Entertainment	—	—	2.97%	—
Environmental Control	1.57%	—	1.81%	—
Food	4.99%	0.67%	—	1.81%
Hand/Machine Tools	—	—	—	0.58%
Healthcare-Products	6.72%	2.47%	7.44%	3.30%
Healthcare-Services	—	—	2.74%	—
Household Products/Wares	—	—	—	0.96%
Insurance	1.65%	4.22%	1.51%	9.48%
Internet	2.84%	—	—	—
Investment Companies	1.71%	—	—	—
Iron/Steel	—	—	2.02%	—
Leisure Time	—	—	—	1.05%
Lodging	—	—	2.77%	—
Machinery-Construction & Mining	1.44%	—	3.40%	0.86%
Media	—	—	—	3.84%
Metal Fabricate/Hardware	—	—	2.65%	—
Miscellaneous Manufacturing	7.87%	3.85%	3.69%	5.22%
Office/Business Equipment	—	—	—	1.92%
Oil & Gas	3.15%	4.60%	4.93%	12.81%
Oil & Gas Services	3.59%	3.08%	2.93%	1.04%
Pharmaceuticals	6.59%	5.16%	5.35%	5.69%
Pipelines	—	0.73%	—	0.54%
Real Estate	—	—	1.60%	—
Retail	3.47%	4.24%	7.47%	3.25%
Semiconductors	4.66%	2.12%	6.09%	3.34%
Software	4.15%	4.74%	5.31%	—
Sovereign	—	32.32%	—	—
Storage/Warehousing	—	—	0.70%	—
Telecommunications	4.99%	4.11%	5.40%	7.16%
Tobacco	—	—	—	2.84%
Transportation	—	—	1.53%	—

See notes to financial statements.

Fifth Third Variable Insurance Funds

Statements of Assets and Liabilities
June 30, 2007 (Unaudited)

	Quality Growth VIP Fund	Balanced VIP Fund	Mid Cap VIP Fund	Disciplined Value VIP Fund
Assets:
Investments, at cost	$16,884,276	$1,803,387	$13,519,887	$23,362,789
Net unrealized appreciation	3,047,289	272,280	5,237,470	5,348,618
Investments, at value	19,931,565	2,075,667	18,757,357	28,711,407
Interest and dividends receivable	11,405	10,762	6,852	37,152
Receivable for capital shares issued	—	—	—	6,382
Receivable for investments sold	32,030	—	497,695	—
Receivable from investment advisor	—	2,000	—	—
Total assets	19,975,000	2,088,429	19,261,904	28,754,941
Liabilities:
Payable for investments purchased	166,524	—	—	—
Payable for capital shares redeemed	6,429	329	9,222	386
Accrued expenses and other payables	43,264	12,601	42,173	53,738
Total liabilities	216,217	12,930	51,395	54,124
Net Assets:
Capital	14,981,507	1,706,818	11,381,509	20,311,138
Accumulated net investment income/(loss)	12,146	38	(39,863)	3,782
Accumulated net realized gain from investment transactions	1,717,841	96,363	2,631,393	3,037,279
Net unrealized appreciation of investments	3,047,289	272,280	5,237,470	5,348,618
Net Assets	$19,758,783	$2,075,499	$19,210,509	$28,700,817
Outstanding units of beneficial interest (shares)	2,143,227	160,625	902,903	1,478,241
Net asset value — offering and redemption price per share	$9.22	$12.92	$21.28	$19.42

See notes to financial statements.

Fifth Third Variable Insurance Funds

Statements of Operations
For the six months ended June 30, 2007 (Unaudited)

	Quality Growth VIP Fund	Balanced VIP Fund	Mid Cap VIP Fund	Disciplined Value VIP Fund
Investment income:
Interest income	$—	$13,829	$—	$—
Dividend income	108,131	14,903	57,785	342,983
Total income	108,131	28,732	57,785	342,983
Expenses:
Investment advisory fees	67,177	8,152	74,371	110,791
Administration fees	4,319	459	4,183	6,232
Accounting fees	15,195	20,202	15,459	14,908
Legal fees	12,282	2,657	11,349	13,946
Transfer agent fees	4,326	4,109	4,312	4,426
Trustees' fees and expenses	2,872	611	2,654	3,429
Other	20,162	—	19,450	25,998
Total expenses	126,333	36,190	131,778	179,730
Less: Reimbursement from Advisor	(29,862)	(26,455)	(33,670)	(40,509)
Less: Waiver from administrator and/or affiliates	(486)	(53)	(460)	(687)
Net expenses	95,985	9,682	97,648	138,534
Net investment income (loss)	12,146	19,050	(39,863)	204,449
Realized/unrealized gains (losses) on investments:
Net realized gains (losses) from investment transactions	1,285,636	39,794	640,660	1,021,687
Change in unrealized appreciation/depreciation of investments	636,222	39,597	1,717,148	814,037
Net realized and unrealized gains (losses) on investments	1,921,858	79,391	2,357,808	1,835,724
Change in net assets resulting from operations	$1,934,004	$98,441	$2,317,945	$2,040,173

See notes to financial statements.

Fifth Third Variable Insurance Funds

Statements of Changes in Net Assets

	Quality Growth VIP Fund		Balanced VIP Fund
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
From investment activities:
Operations:
Net investment income (loss)	$12,146	$55,624	$19,050	$38,544
Net realized gains (losses) from investment transactions	1,285,636	824,358	39,794	56,569
Change in unrealized appreciation/depreciation of investments	636,222	(72,675)	39,597	80,897
Change in net assets resulting from operations	1,934,004	807,307	98,441	176,010
Distributions to shareholders:
From net investment income	—	(144,987)	(19,038)	(51,403)
From net realized gains	—	—	—	(19,667)
Change in net assets from shareholder distributions	—	(144,987)	(19,038)	(71,070)
Capital transactions:
Proceeds from shares issued	324,261	1,654,639	144,431	116,582
Dividends reinvested	—	144,987	19,038	71,070
Cost of shares redeemed	(1,520,533)	(2,552,127)	(186,782)	(309,929)
Change in net assets from capital transactions	(1,196,272)	(752,501)	(23,313)	(122,277)
Change in net assets	737,732	(90,181)	56,090	(17,337)
Net assets:
Beginning of period	19,021,051	19,111,232	2,019,409	2,036,746
End of period	$19,758,783	$19,021,051	$2,075,499	$2,019,409
Undistributed net investment income/(loss)	$12,146	$—	$38	$26
Share transactions:
Issued	38,123	204,587	11,384	9,864
Reinvested	—	17,219	1,498	6,110
Redeemed	(173,780)	(310,296)	(14,800)	(25,876)
Change in shares	(135,657)	(88,490)	(1,918)	(9,902)

See notes to financial statements.

Fifth Third Variable Insurance Funds

Statements of Changes in Net Assets

	Mid Cap VIP Fund		Disciplined Value VIP Fund
	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006	For the six months ended June 30, 2007 (Unaudited)	For the year ended December 31, 2006
From investment activities:
Operations:
Net investment income (loss)	$(39,863)	$(64,035)	$204,449	$354,990
Net realized gains (losses) from investment transactions	640,660	2,106,140	1,021,687	2,025,164
Change in unrealized appreciation/depreciation of investments	1,717,148	(300,918)	814,037	2,041,620
Change in net assets resulting from operations	2,317,945	1,741,187	2,040,173	4,421,774
Distributions to shareholders:
From net investment income	—	(5,133)	(214,363)	(520,542)
From net realized gains	—	—	—	(400,435)
Change in net assets from shareholder distributions	—	(5,133)	(214,363)	(920,977)
Capital transactions:
Proceeds from shares issued	264,844	1,301,386	853,618	4,303,855
Dividends reinvested	—	4,749	214,363	920,977
Cost of shares redeemed	(1,313,140)	(2,453,822)	(1,204,360)	(2,240,332)
Change in net assets from capital transactions	(1,048,296)	(1,147,687)	(136,379)	2,984,500
Change in net assets	1,269,649	588,367	1,689,431	6,485,297
Net assets:
Beginning of period	17,940,860	17,352,493	27,011,386	20,526,089
End of period	$19,210,509	$17,940,860	$28,700,817	$27,011,386

Undistributed net investment income/(loss)	$(39,863)	$—	$3,782	$13,696

Share transactions:
Issued	13,245	72,143	45,871	255,980
Reinvested	—	275	11,379	54,465
Redeemed	(65,246)	(133,350)	(63,984)	(132,731)
Change in shares	(52,001)	(60,932)	(6,734)	177,714

See notes to financial statements.

Fifth Third Variable Insurance Funds

Financial Highlights

(For a share outstanding throughout the period)

	Quality Growth VIP Fund
	For the six months ended June 30, 2007 (Unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002
Net asset value, beginning of period	$8.35		$8.07	$7.61	$7.55	$5.78	$8.26
Investment activities:
Net investment income (loss)	—		0.02	(0.03)	— ^	(0.02)	(0.01)
Net realized and unrealized gains	0.87		0.32	0.49	0.06	1.79	(2.47)
Total investment activities	0.87		0.34	0.46	0.06	1.77	(2.48)
Distributions:
From net investment income	—		(0.06)	— ^	—	—	—
From net realized gains	—		—	—	—	—	—
Total distributions	—		(0.06)	— ^	—	—	—
Net asset value, end of period	$9.22		$8.35	$8.07	$7.61	$7.55	$5.78
Total return	9.89	%(a)	4.26%	6.07%	0.79%	30.62%	(30.02%)
Ratios/supplemental data:
Net Assets, at end of period (000s)	$19,759		$19,021	$19,111	$16,724	$7,792	$3,067
Ratios of expenses to average net assets	1.00	%(b)	1.00%	1.10%	1.10%	1.10%	1.10%
Ratios of net investment income (loss) to average net assets	0.13	%(b)	0.30%	(0.35%)	0.04%	(0.31%)	(0.25%)
Ratios of expenses to average net assets (c)	1.32	%(b)	1.42%	1.27%	1.49%	2.91%	6.30%
Portfolio turnover rate	58.66%		94.67%	91.45%	28.00%	16.45%	12.03%

^  Amount is less than $0.005 per share.

(a)  Not annualized.

(b)  Annualized.

(c)  During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

See notes to financial statements.

Fifth Third Variable Insurance Funds

Financial Highlights

(For a share outstanding throughout the period)

	Balanced VIP Fund
	For the six months ended June 30, 2007 (Unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	July 15, 2002 to December 31, 2002 (a)
Net asset value, beginning of period	$12.42		$11.81	$12.08	$11.72	$10.49	$10.00
Investment activities:
Net investment income (loss)	0.11		0.23	0.17	0.18	0.09	0.05
Net realized and unrealized gains	0.51		0.81	0.07	0.41	1.38	0.49
Total investment activities	0.62		1.04	0.24	0.59	1.47	0.54
Distributions:
From net investment income	(0.12)		(0.31)	(0.18)	(0.10)	(0.11)	(0.05)
From net realized gains	—		(0.12)	(0.33)	(0.13)	(0.13)	—
Total distributions	(0.12)		(0.43)	(0.51)	(0.23)	(0.24)	(0.05)
Net asset value, end of period	$12.92		$12.42	$11.81	$12.08	$11.72	$10.49
Total return	4.99	%(b)	9.01%	2.02%	5.11%	14.04%	5.37	%(b)
Ratios/supplemental data:
Net Assets, at end of period (000s)	$2,075		$2,019	$2,037	$1,921	$1,507	$708
Ratios of expenses to average net assets	0.95	%(c)	0.95%	1.10%	1.10%	1.10%	1.06	%(c)
Ratios of net investment income (loss) to average net assets	1.87	%(c)	1.91%	1.56%	1.56%	0.91%	1.06	%(c)
Ratios of expenses to average net assets (d)	3.55	%(c)	4.05%	3.88%	4.25%	6.36%	14.99	%(c)
Portfolio turnover rate	20.22%		62.19%	73.35%	74.01%	69.22%	12.20%

(a)  Period from commencement of operations

(b)  Not annualized.

(c)  Annualized.

(d)  During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

See notes to financial statements.

Fifth Third Variable Insurance Funds

Financial Highlights

(For a share outstanding throughout the period)

	Mid Cap VIP Fund
	For the six months ended June 30, 2007 (Unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	July 15, 2002 to December 31, 2002 (a)
Net asset value, beginning of period	$18.79		$17.08	$15.54	$14.22	$10.50	$10.00
Investment activities:
Net investment income (loss)	(0.20)		(0.06)	0.02	(0.06)	(0.05)	(0.02)
Net realized and unrealized gains	2.69		1.78	1.53	1.38	3.79	0.52
Total investment activities	2.49		1.72	1.55	1.32	3.74	0.50
Distributions:
From net investment income	—		(0.01)	(0.01)	—	—	—
From net realized gains	—		—	—	—	(0.02)	—
Total distributions	—		(0.01)	(0.01)	—	(0.02)	—
Net asset value, end of period	$21.28		$18.79	$17.08	$15.54	$14.22	$10.50
Total return	13.25	%(b)	10.04%	10.00%	9.28%	35.66%	5.00	%(b)
Ratios/supplemental data:
Net Assets, at end of period (000s)	$19,211		$17,941	$17,352	$14,517	$5,682	$762
Ratios of expenses to average net assets	1.05	%(c)	1.05%	1.10%	1.10%	1.10%	1.10	%(c)
Ratios of net investment income (loss) to average net assets	(0.43	%)(c)	(0.36%)	0.12%	(0.54%)	(0.72%)	(0.59	%)(c)
Ratios of expenses to average net assets (d)	1.42	%(c)	1.55%	1.41%	1.67%	3.65%	14.16	%(c)
Portfolio turnover rate	17.46%		70.77%	55.31%	37.35%	46.79%	0.00%

(a)  Period from commencement of operations

(b)  Not annualized.

(c)  Annualized.

(d)  During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

See notes to financial statements.

Fifth Third Variable Insurance Funds

Financial Highlights

(For a share outstanding throughout the period)

	Disciplined Value VIP Fund
	For the six months ended June 30, 2007 (Unaudited)		For the year ended December 31, 2006	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	July 15, 2002 to December 31, 2002 (a)
Net asset value, beginning of period	$18.19		$15.70	$14.94	$13.34	$10.28	$10.00
Investment activities:
Net investment income (loss)	0.13		0.24	0.20	0.14	0.14	0.07
Net realized and unrealized gains	1.25		2.90	0.76	1.58	3.24	0.28
Total investment activities	1.38		3.14	0.96	1.72	3.38	0.35
Distributions:
From net investment income	(0.15)		(0.37)	(0.20)	(0.11)	(0.15)	(0.07)
From net realized gains	—		(0.28)	—	(0.01)	(0.17)	—
Total distributions	(0.15)		(0.65)	(0.20)	(0.12)	(0.32)	(0.07)
Net asset value, end of period	$19.42		$18.19	$15.70	$14.94	$13.34	$10.28
Total return	7.59	%(b)	20.38%	6.44%	12.96%	33.26%	3.53	%(b)
Ratios/supplemental data:
Net Assets, at end of period (000s)	$28,701		$27,011	$20,526	$15,652	$5,407	$740
Ratios of expenses to average net assets	1.00	%(c)	1.00%	1.10%	1.10%	1.10%	1.10	%(c)
Ratios of net investment income (loss) to average net assets	1.48	%(c)	1.51%	1.33%	1.12%	1.40%	1.80	%(c)
Ratios of expenses to average net assets (d)	1.30	%(c)	1.46%	1.43%	1.64%	3.83%	14.83	%(c)
Portfolio turnover rate	16.27%		45.43%	28.38%	19.86%	28.43%	36.68%

(a)  Period from commencement of operations

(b)  Not annualized.

(c)  Annualized.

(d)  During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

See notes to financial statements.

Fifth Third Variable Insurance Funds

Notes to Financial Statements
June 30, 2007 (Unaudited)

1.  Organization:

The Coventry Funds Trust (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust.

The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the Fifth Third Quality Growth VIP Fund ("Quality Growth VIP Fund"), the Fifth Third Balanced VIP Fund ("Balanced VIP Fund"), the Fifth Third Mid Cap VIP Fund ("Mid Cap VIP Fund") and the Fifth Third Disciplined Value VIP Fund ("Disciplined Value VIP Fund") (individually a "Fund" and collectively the "Fifth Third Variable Insurance Funds" or "Funds"). Shares of the Funds are offered to separate accounts of Hartford Life Insurance Company and Jackson National Life Insurance Company, as well as other eligible purchasers.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss is remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation—Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR's), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price ("NOCP"), if applicable. Investments for which there are no such quotations, or quotations which are not deemed to be reliable, are valued at fair value as determined in good faith by Fund management pursuant to guidelines established by the Board of Trustees of the Trust. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by the closing bid as supplied by an independent pricing service approved by the Board of Trustees of the Trust. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates value. Investments in investment companies are valued at their respective net asset values as reported by such companies.

Securities Transactions and Related Income—During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Expenses—Expenses that are directly related to the Funds are charged directly to the Funds, while general Trust expenses are allocated to the Funds of the Trust based on their relative net assets or another appropriate method.

Dividends to Shareholders—Dividends from net investment income, if any, are declared and paid annually for the Quality Growth VIP Fund and Mid Cap VIP Fund, and declared and paid quarterly for the Balanced VIP Fund and Disciplined Value VIP Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of deferrals of certain losses. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these

Fifth Third Variable Insurance Funds

Notes to Financial Statements — (continued)
June 30, 2007 (Unaudited)

differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions) such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes—It is the intention of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

New Accounting Pronouncements—On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 ("FIN 48") "Accounting for the Uncertainty of Income Taxes". FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable) and an increase in a deferred tax liability (or a reduction in a deferred tax asset). Adoption of FIN 48 was required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Funds' financial statements as of June 29, 2007. The adoption of FIN 48 requires ongoing monitoring and analysis. Future conclusions reached by management may be different and result in adjustments to the Fund's NAV and financial statements.

3.  Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities) for the six months ended June 30, 2007, were as follows:

	Purchases	Sales
Quality Growth VIP Fund	$11,011703	$12,265,635
Balanced VIP Fund	439,180	399,149
Mid Cap VIP Fund	3,192,625	4,099,040
Disciplined Value VIP Fund	4,402,537	4,675,970

The amounts for the Balanced VIP Fund include purchases and sales of U.S. Government Securities of $30,055 and $50,000, respectively.

4.  Related Party Transactions:

Investment advisory services are provided to the Funds by Fifth Third Asset Management, Inc. (the "Advisor"), a subsidiary of Fifth Third Bancorp. Under the terms of the investment advisory agreement, the Advisor is entitled to receive a fee computed daily at the annual rate of 0.70% of the average daily net assets for the Quality Growth VIP Fund, and 0.80% of the average daily net assets for the Balanced VIP Fund, Mid Cap VIP Fund and Disciplined Value VIP Fund.

The Advisor has entered into an expense limitation agreement with the Trust. Under the terms of this agreement, the Advisor has contractually agreed to reduce the fees payable to it under the investment advisory agreement and make additional payments to the extent necessary to limit expenses to 1.00% of the average daily net assets for the Quality Growth VIP Fund, 0.95% of the average daily net assets for the Balanced VIP Fund, 1.05% of the average daily net assets for the Mid Cap VIP Fund, and 1.00% of the average daily net assets for the Disciplined Value VIP Fund for a three-year period ("Expense Limitation Term"). The Advisor may request and receive reimbursement of the investment advisory fees waived and other expenses reimbursed by it at a later date not to exceed the Expense Limitation Term. Such repayments shall be made monthly, but only if the operating expenses of each Fund are at an annualized rate less than the expense limit for the payments made through the Expense Limitation Term. As of the six months

Fifth Third Variable Insurance Funds

Notes to Financial Statements — (continued)
June 30, 2007 (Unaudited)

ended June 30, 2007, the reimbursement that may potentially be made by the Funds is as follows:

	Expires 2010	Expires 2009	Expires 2008	Expires 2007
Quality Growth VIP Fund	$29,862	$52,095	$3,630	$351
Balanced VIP Fund	8,152	37,357	29,272	10,409
Mid Cap VIP Fund	33,670	59,990	22,320	15,055
Disciplined Value VIP Fund	40,509	78,879	19,441	22,706

BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio is entitled to a fee computed at an annual rate of 0.045% of the Fund's average daily net assets. Effective as of August 1, 2007, BISYS Fund Services Ohio, Inc. ("BISYS"), the Fund's administrator, fund accounting agent and transfer agent, was re-named Citi Fund Services Ohio, Inc. ("CFSO") following the acquisition of The BISYS Group, Inc., the parent company of BISYS, by a subsidiary of Citibank N.A. ("Citi"). BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. In addition, the Board of Trustees of the Fund approved a new distribution agreement with Foreside Distribution Services, L.P. ("Foreside"), under which Foreside assumed certain services previously performed by BISYS Fund Services Limited Partnership, the Fund's former distributor. L.P. Foreside is not affiliated with Citi, CFSO or Fifth Third Asset Management, Inc., the Fund's adviser. BISYS Ohio also serves the Funds as Fund Accountant and Transfer Agent. Under the terms of the Fund Accounting Agreement between BISYS Ohio and the Trust, BISYS Ohio is entitled to a fee computed at an annual rate of 0.03% of the Fund's average daily net assets, subject to a minimum annual fee, plus reimbursement of out-of-pocket expenses. Under the terms of the Transfer Agency Agreement between BISYS Ohio and the Trust, BISYS Ohio receives additional per account fees, subject to a base fee, plus reimbursement of out-of-pocket expenses. BISYS Ohio also provides an employee to serve the Funds as Chief Compliance Officer for which BISYS Ohio receives compensation and reimbursement of out-of-pocket expenses as approved by the Trust's Board of Trustees. BISYS Ohio voluntarily waived certain fees during the period. These waivers are shown separately on the Statement of Operations from those reduced pursuant to the expense limitation agreement previously described. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

Fifth Third Bank serves as the Funds' custodian and receives a fee computed daily at an annual rate of 0.0025% of the average daily net assets of the Funds.

The Trust has adopted a Variable Contract Owner Servicing Plan (the "Service Plan") under which the Funds may reimburse to a servicing agent a fee at an annual rate of up to 0.25% of the average daily net assets of the Funds. For the six months ended June 30, 2007, the Funds did not make any payments pursuant to the Service Plan.

5.   Federal Tax Information:

As of December 31, 2006, for Federal income tax purposes, the following Funds have capital loss carry forwards available to offset future capital gains, if any, to the extent provided by the treasury regulations:

	Expiration Year
	2010	2011	2012	Total
Quality Growth VIP Fund	$21,175	$80,850	$200,765	$302,790
Mid Cap VIP Fund	—	—	115,407	115,407

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year, December 31, 2007.

Fifth Third Variable Insurance Funds

Notes to Financial Statements — (continued)
June 30, 2007 (Unaudited)

6.  Liquidation

On May 17, 2007, the Board of Trustees of The Coventry Funds Trust (the "Trust") determined, based primarily upon the recommendations of Fifth Third Asset Management, Inc., the investment adviser to the Fifth Third Balanced VIP Fund, Fifth Third Disciplined Value VIP Fund, Fifth Third Mid Cap VIP Fund and Fifth Third Quality Growth VIP Fund (the "Fifth Third VIP Funds"), to close the Fifth Third VIP Funds and provide for their orderly liquidation. Since inception, the Fifth Third VIP Funds have not attracted sufficient assets to achieve the economies of scale necessary to remain viable. Accordingly, the Trustees have authorized the officers of the Trust to take all appropriate actions necessary for the liquidation of the Fifth Third VIP Funds on or about October 16, 2007 (the "Liquidation Date").

On the Liquidation Date, all remaining shares of the Fifth Third VIP Funds will be redeemed and the proceeds will be distributed as directed. Fifth Third Asset Management, Inc. has agreed to waive management fees and/or reimburse expenses to the extent necessary to limit Total Fund Operating Expenses through the Liquidation Date as specified in the current prospectus.

As a result of these developments, the Fifth Third VIP Funds are closed to new investors.

Fifth Third Variable Insurance Funds

Supplemental Information (Unaudited)
June 30, 2007

The Annual Consideration by the Board of Trustees of the Continuation of the Investment Advisory Agreement Between the Funds and Fifth Third Asset Management, Inc. (the "Adviser")

Section 15 of the Investment Company Act of 1940 (the "1940 Act") requires that the Investment Advisory Agreement with the Adviser be renewed annually by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Funds or of the Adviser ("Independent Trustees"). It is the duty of the Board of Trustees to request as much information as is reasonably necessary to evaluate the terms of the Investment Advisory Agreement and determine whether its continuance is fair to the Funds and their shareholders. The Board of Trustees considered the continuation of the Investment Advisory Agreement at an in-person meeting held on February 15, 2007. The Board of Trustees requested, and the Adviser provided, information and data relating to: (i) the investment performance of the Funds; (ii) the nature, extent and quality of the services provided by the Adviser to the Funds; (iii) the cost of the services to be provided and the profits to be realized by the Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; (v) whether the fee levels reflect these economies of scale to the benefit of Fund shareholders; (vi) the advisory fees paid by other comparable funds advised by the Adviser or by a different investment adviser; (vii) the Funds' expense ratios and the expense ratios of similar funds; and (ix) the effect of any fee waivers and expense reimbursements made by the Adviser.

At the meeting on February 15, 2007, the Board of Trustees engaged in a thorough review process to determine whether to continue the Investment Advisory Agreement. The Board met directly with representatives of the Adviser and reviewed with them the information and data listed above. As part of its deliberations, the Board also considered and relied upon the information about the Funds and the Adviser that it had received throughout the year as part of its ongoing oversight of the Funds and their operations.

First, the Board considered the overall performance of the Funds relative to the performance of other similar mutual funds since the inception of each Fund. The Board took note of the performance results achieved by the Adviser for each of the Funds, on both a short-term basis and on a longer-term basis. The Board noted that when compared to a Lipper Universe of similar funds, short-term performance has lost momentum, ranking in the 50th to 75th percentile. However, long-term performance continued to place the funds above the 3rd quartile performance delivered in 2006. The Board concluded that performance remained within a range of reasonable expectations and that improvement in 2007 was possible. Additionally, the Board noted that the Adviser produced these results in a manner consistent with the stated investment objectives and policies of each of the Funds.

The Board next reviewed investment advisory expenses using a previously supplied comparative analysis of advisory fees and expense ratios based on publicly available data for comparable funds. The analysis compared the advisory fee and expense ratio of each Fund, both before and after expense waivers and/or reimbursements, with the average rate paid by comparable funds. The Board noted that the advisory fee paid by the Funds were above the industry average, but within a range of reasonableness for similar funds. The Board, however, also noted that advisory fees after waivers and/or expense reimbursements were determined to be below the industry average. The Board also reviewed financial information concerning the Adviser relating to the operation of the Funds, noting the overall profitability of the relationship with the Funds to the Adviser. However, the Board also noted that the Adviser was supporting the Funds by waiving certain fees and expenses under an Expense Limitation Agreement and proposed to continue to maintain the Expense Limitation Agreement for the next two years for each of the Funds. Finally, the Board took note of the fact that because the Funds were small and assets were not at a level sufficient to cover costs above the expense limitation cap, the Adviser was not proposing any advisory fee breakpoints. Having considered the comparative data supplied to it, the Board concluded that the advisory fees and expense ratios were reasonable.

Next, The Board considered the nature, extent and quality of the services performed by the Adviser on behalf of the Funds and changes in personnel at the Adviser. The Board took note of the relationship between the Adviser and the Funds and the efforts that have been undertaken by the Adviser to foster the growth and development of the Funds since the inception of each of the Funds. The Board noted the range of investment advisory services provided by the Adviser to the Funds and the level and quality of these services. The Board further reviewed the Adviser's brokerage practices, including soft dollar arrangements, and its best-execution procedures, and it was noted that these were reasonable and consistent with standard industry practice. The Board took note of the current portfolio managers for each of the Funds, their respective compensation arrangements and their overall management of each of the Funds. The Board expressed satisfaction with the quality of the services received from the Adviser.

In reaching its conclusions with respect to the continuation of the Investment Advisory Agreement, the Board of Trustees did not identify any single controlling factor. Rather, the Board noted that a combination of factors influenced their decision-making process. Based

Fifth Third Variable Insurance Funds

Supplemental Information (Unaudited) — (continued)
June 30, 2007

upon their review and consideration of these factors and other matters deemed relevant by the Board in reaching an informed business judgment, a majority of the Board of Trustees, including a majority of the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were fair and reasonable and the Board voted to renew the Investment Advisory Agreement for an additional one-year period.

As a shareholder of the Fifth Third Variable Insurance Funds, you incur two types of costs: (1) transaction costs, including insurance contract charges; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fifth Third Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2007 through June 30, 2007.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expense Paid During Period* 1/1/07 - 6/30/07	Expense Ratio During Period** 1/1/07 - 6/30/07
Quality Growth VIP Fund	$1,000.00	$1,098.90	$5.20	1.00%
Balanced VIP Fund	1,000.00	1,049.90	4.83	0.95%
Mid Cap VIP Fund	1,000.00	1,132.50	5.55	1.05%
Disciplined Value VIP Fund	1,000.00	1,075.90	5.15	1.00%

*  Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**  Absent the Advisor's contractual obligation to reduce a portion of its fees and limit Fund expenses during the period, expenses paid during the period would have been higher, and ending account values would have been lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fifth Third Variable Insurance Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as insurance contract charges. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/07	Ending Account Value 6/30/07	Expense Paid During Period* 1/1/07 - 6/30/07	Expense Ratio During Period** 1/1/07 - 6/30/07
Quality Growth VIP Fund	$1,000.00	$1,019.84	$5.01	1.00%
Balanced VIP Fund	1,000.00	1,020.08	4.76	0.95%
Mid Cap VIP Fund	1,000.00	1,019.59	5.26	1.05%
Disciplined Value VIP Fund	1,000.00	1,019.84	5.01	1.00%

*  Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**  Absent the Advisor's contractual obligation to reduce a portion of its fees and limit Fund expenses during the period, expenses paid during the period would have been higher, and ending account values would have been lower.

Fifth Third Variable Insurance Funds

Supplemental Information (Unaudited) — (continued)
June 30, 2007

Proxy Voting:

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-282-5706; or on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Portfolio Schedule:

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on "Form N-Q". These filings are available from the EDGAR database on the SEC's website at www.sec.gov; and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room).

Item 2. Code of Ethics.

Not applicable – Only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – Only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – Only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has formalized its policies and process by which shareholders may recommend nominees (“Nominee”) to the  Board of Trustees (“Board”) in a set of written procedures.  The Board has designated a Nominating Committee (“Committee”), composed entirely of Independent Trustees for the purpose of selecting and evaluating each Nominee’s qualifications, including each Nominee’s independence from the Registrant’s investment advisers and other principal service providers. The Committee has adopted a written charter that sets forth the policies and procedures of the Committee. As part of these policies and procedures, the Committee may consider suggestions for Trustee candidates from the investment adviser and other service providers of the Registrant.  In addition, a shareholder of a series of the Registrant may submit Nominees for the Committee to consider. The shareholder must submit any such nomination in writing to the Trust, to the attention of the Secretary. In order for the Committee to consider shareholder submissions, certain requirements as set forth in the charter generally must be satisfied regarding the Nominee. Further, in order for the Committee to consider shareholder submissions, certain requirements as set forth in the charter must be satisfied regarding the shareholder or shareholder group submitting the proposed Nominee.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Coventry Funds Trust

By (Signature and Title)	/s/ Linda A. Durkin
Linda A. Durkin, Treasurer

Date	September 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David Bunstine
David Bunstine, President

Date	September 7, 2007

By (Signature and Title)	/s/ Linda A. Durkin
Linda A. Durkin, Treasurer

Date	September 7, 2007